Note 7 - Pension, Post-Retirement and Post-Employment Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
7.  PENSION, POST-RETIREMENT AND POST-EMPLOYMENT PLANS

The components of net periodic pension and postretirement benefit costs for the Successor and Predecessor Periods are as follows:

	For the three months ended March 31, 2014		For the three months ended March 31, 2013
	(Successor)		(Predecessor)

Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign

Net periodic cost (benefit):
Service cost	$-	$208	$1,078	$174
Interest cost on the projected benefit obligation	1,728	755	1,565	768
Expected return on plan assets	(2,433)	(898)	(2,005)	(1,283)
Amortization of prior service cost	-	-	23	-
Amortization of net loss	-	-	505	135
Net periodic (benefit) cost	$(705)	$65	$1,166	$(206)

	For the three months ended March 31, 2014		For the three months ended March 31, 2013
	(Successor)		(Predecessor)

Postretirement Benefits:	Domestic	Foreign	Domestic	Foreign

Net periodic cost (benefit):
Service cost	$14	$7	$18	$11
Interest cost on the projected benefit obligation	83	8	73	10
Amortization of prior service cost	-	-	(35)	7
Net periodic cost	$97	$15	$56	$28

No service cost was recognized in the Successor Period, or will be in future periods, as benefits in the domestic pension plan were frozen in connection with the MacDermid Acquisition.

7.  PENSION, POST-RETIREMENT AND POST-EMPLOYMENT PLANS

The Company has multiple deferred compensation arrangements, which are described below.  The Company has defined benefit pension plans for certain domestic and foreign employees, a supplemental executive retirement plan (“SERP”) for executive officers and a post-employment benefits program for certain domestic employees.  Aggregate amounts charged to earnings for these plans by the Company for the Successor and Predecessor 2013 Periods was ($2,742) and $3,544, respectively. In connection with the MacDermid Acquisition as discussed in Note 2, certain benefits in the MacDermid, Incorporated Employees’ Pension Plan (the “Pension Plan”) were frozen resulting in a curtailment gain of $3,028 which was recorded in the Successor 2013 Period.  For the years ended December 31, 2012 and 2011, amounts charged to earnings were $3,209 and $1,873, respectively.

Domestic Defined Benefit Pension Plan

The Company has a non-contributory domestic defined benefit pension plan (“Pension Plan”), which provides retirement benefits based upon years of service and compensation levels. At December 31, 2013 and 2012, the projected benefit obligation for the Pension Plan was $131,303 and $137,078, respectively. The measurement date used to determine pension and other postretirement benefits was December 31, 2013 and 2012, at which time the minimum contribution level for the following year was determined. As the Pension Plan is overfunded as of December 31, 2013, the Company does not currently expect contributions will be required in 2014 or in each of the four years thereafter. In connection with the MacDermid Acquisition as discussed in Note 2, certain benefits in the Pension Plan were frozen resulting in a curtailment gain of $3,028 which was recorded in the Successor 2013 Period.

The Company’s investment policies incorporate an asset allocation strategy that emphasizes the long-term growth of capital and acceptable asset volatility as long as it is consistent with the volatility of the relevant market indexes. The investment policies attempt to achieve a mix of approximately 75% of plan investments for long-term growth and 25% for near-term benefit payments. The Company believes this strategy is consistent with the long-term nature of plan liabilities and ultimate cash needs of the plans. Plan assets consist primarily of corporate bond mutual funds, limited partnership interests, listed stocks and cash. The corporate bond mutual funds held by the Pension Plan include primarily corporate bonds from companies from diversified industries located in the U.S. The listed stocks are investments in large-cap and mid-cap companies located in the U.S. The limited partnership funds primarily include listed stocks located in the U.S. The weighted average asset allocation of the Pension Plan was 22% equity securities, 65% limited partnership interests and managed equity funds, 9% bond mutual fund holdings and 4% cash at December 31, 2013.

An investment committee, appointed by the Board of Directors, manages Pension Plan assets in accordance with the Pension Plan’s investment policies. The investment committee meets at least four times per year to assess risk factors, rates of return, investment managers and asset allocation limitations as prescribed by the committee’s investment policy statement. Return on asset (“ROA”) assumptions are determined annually based on a review of the asset mix as well as individual ROA performances, benchmarked against indexes such as the S&P 500 Index and the Russell 2000 Index. In determining an assumed rate of return on plan assets, the Company considers past performance and economic forecasts for the types of investments held by the Pension Plan.

Actual pension expense and future contributions required to fund the Pension Plan will depend on future investment performance, changes in future discount rates, the level of contributions the Company makes and various other factors related to the populations participating in the Pension Plan. The Company will re-evaluate the Pension Plan’s actuarial assumptions, on an annual basis including the expected long-term rate of return on assets and discount rate, and will adjust the assumptions as necessary to ensure proper funding levels are maintained so the Pension Plan can meet its obligations as they become due.

Supplemental Executive Retirement Plan

The Company sponsors an unfunded Supplemental Executive Retirement Plan (“SERP”) that entitles certain executive officers to the difference between the benefits actually paid to them and the benefits they would have received under the Pension Plan were it not for certain restrictions imposed by the Internal Revenue Service Code, which relate to the amount of annual compensation which may be taken into account in determining benefits under the SERP. Covered compensation under the SERP includes an employee’s annual salary and bonus. At December 31, 2013 and 2012, the projected benefit obligation under the SERP was $6,055 and $7,276, respectively.

Foreign Pension Plans

The Company has retirement and death benefit plans (the “U.K. Pension Plan”) covering employees in the U.K. The U.K. Pension Plan is comprised of a defined benefit plan and a defined contribution plan. The defined benefit plan is closed to new entrants and, effective March 31, 2000, existing active members ceased accruing any further benefits exclusive of adjustments for an inflation factor. The defined contribution plan is structured whereby the Company contributes an amount equal to a specified percentage of each employee’s contribution up to an annual maximum contribution per participant.

The projected benefit obligation of the U.K. Pension Plan was $67,567 and, $68,564 at December 31, 2013 and 2012, respectively. The measurement date used to determine U.K. Pension Plan benefits is December 31, at which time the minimum contribution level for the following year is also determined. The Company does not anticipate making any contribution pension funding payments in each of the next five years as the U.K. Pension Plan is overfunded. The U.K. Pension Plans’ assets consist primarily of pooled funds that invest in bonds, listed stocks and property.

The weighted-average asset allocation of the U.K. Pension Plan as of December 31, 2013 was 82% pooled bond funds, 13% pooled equity funds and 5% cash. An independent trustee committee, appointed by Company management and employees participating in the U.K. Pension Plan meet to assess risk factors, rates of return, and asset allocations prescribed by the committee’s investment policy statement. In addition, an annual review is conducted to ensure that proper funding levels are maintained so the U.K. Pension Plan can meet its obligations as they become due.

The Company also has retirement and death benefit plans covering employees in Taiwan and certain former employees in Germany. The Company also has longevity plans covering employees in France. These plans are not significant, individually or in the aggregate, to the consolidated financial position, results of operations or cash flows. Information for these plans, along with the U.K. Pension Plan, is included in the tables below.

Certain other foreign subsidiaries maintain benefit plans that are consistent with statutory practices but do not meet the criteria for accounting rules under defined benefit plans under ASC 715-30 Compensation – Retirement Benefits – Defined Benefit Plans - Pensions. These benefit plans had obligation balances of $3,776 as of December 31, 2013 and $3,741 as of December 31, 2012. Of these amounts, $3,719 and $3,698, respectively, are included in Retirements Benefits with the remainder included in Other Current Liabilities on the Consolidated Balance Sheets and are excluded from the accompanying tables of pension benefits.

Domestic Defined Benefit Post-Retirement Medical and Dental Plan

The Company sponsors a defined benefit post-retirement medical and dental plan that covers all of its domestic full-time employees, hired prior to April 1, 1997, who retire after age fifty-five, with at least ten to twenty years of service (depending upon the date of hire).

In 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act (collectively, the “Health Care Acts”) were approved in the U.S. The Health Care Acts include several provisions that may affect a company’s postretirement benefit plans. The Company has evaluated the effects of the Health Care Acts and has concluded that there was no current impact on the Company’s domestic defined benefit post-retirement medical and dental plans.

Eligible employees receive a subsidy from the Company towards the purchase of their retiree medical benefits. The subsidy level is based on the date of retirement from MacDermid. The annual increase in the Company’s costs for post-retirement medical benefits is subject to a limit of 5% for those retiring prior to March 31, 1989 and 3% for those retiring after April 1, 1989. Retirees will be required to contribute to the plan costs in excess of their respective Company limits in addition to their other required contributions.

The projected benefit obligation for the post-retirement plan at December 31, 2013 was comprised of 28% retirees, 42% fully eligible active participants and 30% other active participants. As described above, the annual increase in healthcare cost to the Company is subject to a defined limit of 3% or 5% for post-retirement medical benefits, based on the date of retirement; therefore, the healthcare trend rate assumption has no effect on the amounts reported.

Foreign Defined Benefit Post-Retirement Medical Plan

The Company has recorded the obligation for a government sponsored defined benefit post retirement medical plan that covers certain employees located in Brazil. This plan was mandated by the Brazilian government in 2012 at which time the Company recorded the liability related to this plan.

Domestic Defined Benefit Post-Employment Compensation Plan

The Company sponsors a defined benefit post-employment compensation continuation plan that covers all full-time domestic employees. Employees who have completed at least six months of service, and become permanently disabled and are unable to return to work, are eligible to receive a benefit under the plan. The benefit may range from one week to a maximum of six months of compensation. The estimated ongoing after-tax annual cost is not material to the overall consolidated financial statements. The Company does not expect to make any cash contributions to the postretirement benefit plan in 2014 or in each of the four years thereafter.

The components of net periodic benefit cost of the pension, SERP and post-employment benefit plans were as follows:

	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)

Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net periodic benefit expense:
Service cost	$698	$130	$3,595	$560	$3,647	$678	$2,982	$654
Interest cost on the projected benefit obligation	1,178	495	5,216	2,453	6,096	3,096	5,806	3,262
Expected return on plan assets	(1,576)	(714)	(6,632)	(4,088)	(7,330)	(4,478)	(7,104)	(4,314)
Amortization of prior service cost	-	-	77	-	93	-	54	-
Amortization of net loss	-	-	1,654	433	601	508	(54)	90
Plan curtailments	(3,028)	(2)	-	-	-	68	-	-
Net periodic (benefit) cost	$(2,728)	$(91)	$3,910	$(642)	$3,107	$(128)	$1,684	$(308)

	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)

Postretirement Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net periodic benefit expense:
Service cost	$11	$5	$60	$35	$65	$-	$99	$-
Interest cost on the projected benefit obligation	54	6	243	31	305	-	398	-
Amortization of prior service cost	-	-	(117)	24	(140)	-	-	-
Net periodic cost (benefit)	$65	$11	$186	$90	$230	$-	$497	$-

Key assumptions used to determine the net periodic benefit expense of the pension and post-retirement benefit liabilities are as follows:

	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.1%	4.1%	4.4%	4.2%	5.2%	4.6%	5.7%	5.1%
Rate of compensation increase	4.0%	3.3%	4.0%	3.4%	4.0%	3.4%	4.0%	3.4%
Long-term rate of return on assets	7.8%	4.9%	7.8%	6.5%	7.8%	6.5%	8.0%	7.4%

Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.0%	11.7%	4.4%	10.8%	5.2%	10.8%	5.7%	N/A
Rate of compensation increase	**	**	**	**	**	**	**	**
Long-term rate of return on assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

**Not a meaningful statistic

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	For the period from inception (April 23, 2013) through December 31, 2013
	(Successor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial gain (loss)	$5,655	$(1,851)	$(71)	$46	$3,779
Amortization of actuarial (loss) gain	-	(228)	-	-	(228)
Translation adjustment	-	(40)	-	(1)	(41)
Total recognized in other comprehensive income (loss) (pre tax)	$5,655	$(2,119)	$(71)	$45	$3,510

	For the ten months ended October 31, 2013
	(Predecessor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial (loss) gain	$(22,877)	$(5,307)	$(171)	$(96)	$(28,451)
Amortization of prior service cost	(77)	-	118	(23)	18
Amortization of actuarial (loss) gain	(1,654)	(433)	-	-	(2,087)
Translation adjustment	-	(360)	-	(19)	(379)
Total recognized in other comprehensive (loss) income (pre tax)	$(24,608)	$(6,100)	$(53)	$(138)	$(30,899)

	For the year ended December 31, 2012
	(Predecessor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial (loss) gain	$(14,830)	$(1,792)	$(780)	$-	$(17,402)
Amortization of prior service cost	93	-	(139)	(364)	(410)
Amortization of actuarial (loss) gain	601	576	-	-	1,177
Translation adjustment	-	(701)	-	-	(701)
Total recognized in other comprehensive (loss) income (pre tax)	$(14,136)	$(1,917)	$(919)	$(364)	$(17,336)

The Company does not expect to recognize any accumulated other comprehensive income (loss) in net periodic benefit cost for the year ending December 31, 2014 as the amount is de-minimus.

The following table summarizes changes in the funded status of the Company’s pension and SERP plans:

	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Projected Benefit Obligation:
Beginning of period balance	$-	$-	$144,354	$74,996	$121,459	$67,609	$103,749	$63,323
Acquisitions	142,038	72,860	-	-	-	-	-	-
Service cost	698	130	3,595	560	3,647	678	2,982	654
Interest cost	1,179	495	5,216	2,453	6,096	3,096	5,806	3,262
Plan curtailment	(3,028)	226	-	-	-	-	-	-
Actuarial (gain)/ loss due to assumption change	(2,845)	(999)	(7,124)	1,570	15,436	3,871	9,440	4,196
Actuarial (gain)/ loss due to plan experience	10	(183)	(647)	(3,170)	1,492	530	2,582	(129)
Benefits and expenses paid	(694)	(869)	(3,356)	(2,686)	(3,776)	(3,570)	(3,544)	(3,124)
Amendments	-	-	-	-	-	-	444	-
Settlement	-	(558)	-	-	-	(347)	-	-
Translation adjustment	-	1,994	-	(863)	-	3,129	-	(573)
End of period balance	$137,358	$73,096	$142,038	$72,860	$144,354	$74,996	$121,459	$67,609

	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Fair Value of Plan Assets:
Beginning of period balance	$-	$-	$102,640	$79,639	$90,988	$68,094	$85,909	$65,209
Acquisitions	123,272	86,781	-	-	-	-	-	-
Actual return on plan assets, net of expenses	4,397	(2,317)	21,738	7,368	9,428	6,668	2,623	709
Employer contributions	-	2,478	2,250	2,729	6,000	5,086	6,000	5,260
Benefits paid	(694)	(869)	(3,356)	(2,259)	(3,776)	(3,152)	(3,544)	(2,688)
Settlement	-	(558)	-	-	-	(347)	-	-
Translation adjustment	-	2,623	-	(696)		3,290	-	(396)

End of period balance	$126,975	$88,138	$123,272	$86,781	$102,640	$79,639	$90,988	$68,094

Funded status of plan	$(10,383)	$15,042	$(18,766)	$13,921	$(41,714)	$4,643	$(30,471)	$485

The accumulated benefit obligation for all defined benefit pension plans was $191,810 and $194,183 at December 31, 2013 and 2012, respectively.

The following table summarizes changes in the Company’s post-retirement medical benefit obligations:

	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Accumulated Benefit Obligation:
Beginning of period balance	$-	$-	$6,814	$364	$6,028	$-	$7,168	$-
Acquisitions	6,671	311	-	-	-	-	-	-
Service cost	11	5	60	35	65	-	99	-
Interest cost	54	6	243	31	305	-	398	-
Employee contributions	35	-	181	-	271	-	-	-
Actuarial loss/(gain) due to assumption change	79	(35)	(56)	(88)	625	-	(458)	-
Actuarial loss/(gain) due to plan experience	(8)	(11)	(115)	(7)	155	-	(2)	-
Other	-	-	-	-	-	364	-	-
Benefits and expenses paid	(90)	-	(456)	(2)	(635)	-	(435)	-
Translation adjustment	-	(23)	-	-	-	-	-	-
Amendments	-	-	-	(22)	-	-	(742)	-
End of period balance	$6,752	$253	$6,671	$311	$6,814	$364	$6,028	$-

	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Fair Value of Plan Assets:
Beginning of period balance	$-	$-	$-	$-	$-	$-	$-	$-
Employer contributions	55	-	275	2	364	-	435	-
Employee contributions	35	-	181	-	271	-	-	-
Benefits paid	(90)	-	(456)	(2)	(635)	-	(435)	-

End of period balance	$-	$-	$-	$-	$-	$-	$-	$-

Funded status of plan	$(6,752)	$(253)	$(6,671)	$(311)	$(6,814)	$(364)	$(6,028)	$-

Amounts included in the Consolidated Balance Sheets consist of the following:

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Prepaid pension assets
Foreign pension	$19,107	$9,261
Total long term assets	19,107	9,261

Other current liabilities
Domestic pension	-	3,000
Total current liabilities	-	3,000

Retirement benefits, less current portion
Domestic pension & SERP	10,383	38,714
Foreign pensions	4,022	4,618
Domestic postretirement medical benefits	6,752	6,814
Foreign postretirement medical benefits	253	364
Total non-current liabilities	$21,410	$50,510

Key assumptions used to determine the benefit obligations in the actuarial valuations of the pension and post-retirement benefit liabilities are as follows:

	Pension and SERP Benefits
	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.2%	4.2%	4.4%	4.2%
Rate of compensation increase	4.0%	3.3%	4.0%	3.4%

Postretirement Medical Benefits
	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.1%	12.4%	4.7%	10.8%
Rate of compensation increase	**	**	**	**

**Not a meaningful statistic

Amounts recognized in Accumulated other comprehensive income (loss) consist of the following:

	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net actuarial gain (loss)	$5,655	$(2,119)	$10,473	$10,824	$(35,004)	$(16,924)	$(20,775)	$(15,007)
Prior service credits (costs)	-	-	586	-	(663)	-	(756)	-
	$5,655	$(2,119)	$11,059	$10,824	$(35,667)	$(16,924)	$(21,531)	$(15,007)

	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net actuarial (loss) gain	$(71)	$45	$124	$(93)	$295	$-	$485	$-
Prior service (costs) credits	-	-	(485)	319	(602)	364	742	-
	$(71)	$45	$(361)	$226	$(307)	$364	$1,227	$-

The major categories of assets in the Company’s various defined benefit pension plans as of December 31, 2013 (Successor) and December 31, 2012 (Predecessor) are presented in the following tables. Assets are segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (see Note 11 - Fair Value Measurements). The Company’s domestic and foreign post-retirement plans are unfunded.

		Fair Value Measurements Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(Successor)
Asset Category
Domestic equities	$19,124	$19,124	$-	$-
Pooled funds holding global equity securities	10,945	-	10,945	-
Pooled funds holding global fixed income securities	71,166	-	71,166	-
Mutual funds holding U.S. Treasury Securities	11,762	11,762	-	-
Mutual funds holding domestic securities	4,399	4,399	-	-
Limited partnership interests(b)	82,355	-	82,355	-
Designated benefit fund(c)	1,464	-	1,464	-
Cash and cash equivalents	13,898	13,898	-	-
Total	$215,113	$49,183	$165,930	$-

		Fair Value Measurements Using
	December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(Predecessor)
Asset Category
Domestic equities	$17,523	$17,523	$-	$-
Pooled funds holding global equity securities	42,361	-	42,361	-
Pooled funds holding global fixed income securities	24,285	-	24,285	-
Pooled funds holding property in the United Kingdom(a)	5,376	-	-	5,376
Mutual funds holding U.S. Treasury Securities	11,774	11,774	-	-
Mutual funds holding domestic securities	3,005	3,005	-	-
Limited partnership interests(b)	62,356	-	62,356	-
Designated benefit fund(c)	1,815	-	1,815	-
Cash and cash equivalents	13,784	13,784	-	-
Total	$182,279	$46,086	$130,817	$5,376

(a)	This category represents investments in real estate directly held by the pooled funds.

(b)	This category represents limited partner investments with general partners that invest in equity securities.

(c)	This category includes assets held in a fund with the Bank of Taiwan as prescribed by the Taiwan government in accordance with local statutory rules.

The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed due to the following:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Predecessor)	(Predecessor)

Beginning balance	$-	$5,376	$5,298
Acquisitions	5,424	-	-
Unrealized gains relating to instruments still held in the reporting period	115	293	342
Purchases	-	-	-
Sales	(5,539)	(245)	(264)
Ending balance	-	$5,424	$5,376

The Company’s retirement plan assets are reported at fair value.  Level 1 assets include investments in publicly traded equity securities and mutual funds. These securities are actively traded and valued using quoted prices for identical securities from the market exchanges.  Level 2 assets consist of global fixed-income securities, limited partnership interests and commingled funds that are not actively traded or whose underlying investments are valued using observable marketplace inputs. The fair value of plan assets invested in fixed-income securities is generally determined using market approach pricing methodology, where observable prices are obtained by market transactions involving identical or comparable securities of issuers with similar credit ratings.  Plan assets that are invested in limited partnership interests and commingled funds are valued using a unit price or net asset value (NAV) that is based on the underlying fair value of investments of the fund.  Level 3 assets include investments in pooled funds holding real estate in the United Kingdom which are valued using discounted cash flow models which consider long-term lease estimates, future rental receipts and estimated residual values. Valuation estimates are supplemented by third-party appraisals on a monthly basis.

As of December 31, 2013, expected future benefit payments related to the Company’s defined benefit plans were as follows:

Year End	Domestic	Foreign	Postretirement Benefits	Total
2014	$4,514	$3,254	$398	$8,166
2015	5,671	3,338	408	9,417
2016	5,188	3,448	408	9,044
2017	5,442	3,473	421	9,336
2018	5,796	3,537	430	9,763
Thereafter	39,154	18,859	2,028	60,041
Total	$65,765	$35,909	$4,093	$105,767